Statement of Changes in Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 19,430,900
Interest and dividends	7,309,636
Total investment income, net	26,740,536
Interest income from notes receivable from participants	354,964
Contributions:
Participants	19,660,848
Sponsor	8,975,093
Rollover	3,948,319
Total contributions	32,584,260
Total additions	59,679,760
Deductions:
Benefits paid to participants	16,586,631
Administrative expenses	438,824
Total deductions	17,025,455
Increase in assets available for benefits	42,654,305
Beginning of the year	168,412,427
End of the year	$ 211,066,732